TAXATION - Reconciliation of income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Income Tax Disclosure [Line Items]
PROFIT BEFORE INCOME TAX	$ 3,144	Rp 42,628	Rp 38,166	Rp 31,293
Less: income subject to final tax - net		(1,491)	(1,684)	(1,531)
Net		41,137	36,482	29,762
Income tax expense calculated at the Company’s applicable statutory tax rate of 20%		8,228	7,296	5,952
Difference in applicable statutory tax rate for subsidiaries		2,046	1,904	1,509
Non-deductible expenses		767	496	332
Final income tax expense		591	345	111
Deferred tax assets that cannot be utilized-net		4	56
Deferred tax assets on fixed assets revaluation for tax purpose		(1,796)	(1,415)
Others		118	335	119
Net Income Tax Expense	$ 734	Rp 9,958	Rp 9,017	Rp 8,023
The company
Income Tax Disclosure [Line Items]
Applicable tax rate	20.00%	20.00%	20.00%	20.00%
Subsidiaries
Income Tax Disclosure [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%	25.00%